ACCOUNTS PAYABLE AND ACCRUED LIABILTIES	9 Months Ended
Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILTIES
ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

During the nine months ended September 30, 2024, the Company received releases for no consideration from several individuals who were owed debts amounting to $1,447,292. The difference between the value of the debt and consideration given of $1,447,292 was recorded to gain on forgiveness of accrued expense on the Statement of Operation for the three and nine months ended September 30, 2024.